RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related party balances and transactions
Total amounts due from the related parties	$ 1,416	$ 510
Amounts due to related parties	5,586	5,886
Number of cinemas in operations	2
Wuhan Lianzhong
Related party balances and transactions
Amounts due to related parties		784
Wuhu Bona
Related party balances and transactions
Total amounts due from the related parties	11	156
Sanya Bona
Related party balances and transactions
Total amounts due from the related parties		3
Shui Shang Quan Jing
Related party balances and transactions
Total amounts due from the related parties	1,100
Period within which the leasehold improvement projects are expected to be completed	12 months
We Distribution
Related party balances and transactions
Total amounts due from the related parties	256	295
Nongken Group
Related party balances and transactions
Total amounts due from the related parties	49	55
Tianjin Nongken Group Real Estate Development Co., Ltd.
Related party balances and transactions
Total amounts due from the related parties		1
Amounts due to related parties	2,555	2,105
Tianjin Nongken Group Culture Investment Co., Ltd.
Related party balances and transactions
Amounts due to related parties	1,579	1,541
Film Workshop
Related party balances and transactions
Amounts due to related parties	695	685
Hubei Film Distribution
Related party balances and transactions
Amounts due to related parties	456	463
Hunan Xiaoxiang
Related party balances and transactions
Amounts due to related parties	245	248
Beijing Xinliliang
Related party balances and transactions
Amounts due to related parties	56	57
Mr. Guoqiang Lu
Related party balances and transactions
Amounts due to related parties		$ 3